UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (650) 312-2000

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 39.1%
Energy 1.5%
Spectra Energy Corp.	United States	92,350	$3,098,343
Materials 2.4%
BHP Billiton PLC, ADR	United Kingdom	25,185	1,528,226
Freeport-McMoRan Copper & Gold Inc., B	United States	80,380	2,788,382
[a,b]NewPage Corp., Litigation Trust	United States	1,200,000	—
[a]NewPage Holdings Inc.	United States	4,800	434,400
			4,751,008
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	179	174,944
Utilities 35.1%
Alliant Energy Corp.	United States	40,000	2,060,000
American Electric Power Co. Inc.	United States	75,000	3,529,500
CenterPoint Energy Inc.	United States	169,800	3,978,414
CMS Energy Corp.	United States	65,000	1,725,100
Consolidated Edison Inc.	United States	42,000	2,318,820
Dominion Resources Inc.	United States	100,000	6,491,000
DTE Energy Co.	United States	25,000	1,668,500
Duke Energy Corp.	United States	92,520	6,472,699
Edison International	United States	75,000	3,465,750
Entergy Corp.	United States	50,000	3,094,500
Exelon Corp.	United States	55,000	1,480,050
FirstEnergy Corp.	United States	60,000	1,957,800
Great Plains Energy Inc.	United States	70,000	1,661,800
NextEra Energy Inc.	United States	50,000	4,229,500
PG&E Corp.	United States	50,000	2,018,500
Pinnacle West Capital Corp.	United States	70,000	3,735,200
PPL Corp.	United States	80,000	2,456,800
Public Service Enterprise Group Inc.	United States	45,000	1,471,050
Sempra Energy	United States	50,000	4,422,000
The Southern Co.	United States	108,500	4,408,355
UIL Holdings Corp.	United States	40,000	1,501,200
Westar Energy Inc.	United States	60,000	1,881,600
Wisconsin Energy Corp.	United States	40,000	1,670,800
Xcel Energy Inc.	United States	60,000	1,681,200
			69,380,138
Total Common Stocks and Other Equity Interests (Cost $49,985,146)			77,404,433
Convertible Preferred Stocks 0.2%
Transportation 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	5,700
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	368,990
Total Convertible Preferred Stocks (Cost $587,093)			374,690
Preferred Stocks (Cost $290,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	11,600	311,344
		Principal Amount*
Corporate Bonds 87.7%
Automobiles & Components 1.2%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,100,000	1,171,500
[c]International Automotive Components Group SL, senior secured note, 144A, 9.125%,
6/01/18	United States	1,100,000	1,155,000
			2,326,500
Banks 1.5%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	536,250
5.00%, 8/15/22	United States	1,200,000	1,193,126
[c] 144A, 6.625%, 4/01/18	United States	300,000	340,500

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	900,000	919,125
			2,989,001
Capital Goods 2.2%
[c]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	1,500,000	1,597,500
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,200,000	1,299,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	900,000	929,250
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	628,500
			4,454,250
Commercial & Professional Services 1.6%
[c]ADS Waste Holdings Inc., senior note, 144A, 8.25%, 10/01/20	United States	1,500,000	1,593,750
[c]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	900,000	969,750
[c,d]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	500,000	511,875
			3,075,375
Consumer Durables & Apparel 3.2%
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,163,250
senior note, 7.00%, 12/15/21	United States	300,000	310,500
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	900,000	976,500
[c]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%,
6/01/21	United States	300,000	302,250
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	700,000	718,375
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	492,000	541,200
5.25%, 4/15/21	United States	400,000	387,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	600,000	603,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000	1,316,000
			6,318,075
Consumer Services 3.5%
Caesars Entertainment Operating Co. Inc.,
first lien, 9.00%, 2/15/20	United States	300,000	293,250
senior secured note, 11.25%, 6/01/17	United States	1,500,000	1,530,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	674,000	754,880
[c,e]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	1,600,000	160
[c]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	985,500
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	1,200,000	1,332,000
7.50%, 6/01/16	United States	800,000	906,000
[c]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	300,000	308,250
Pinnacle Entertainment Inc., senior sub. note, 7.75%, 4/01/22	United States	200,000	219,000
[c]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	500,000	518,750
			6,847,790
Diversified Financials 4.5%
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	652,145
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	800,000	860,000
[c]General Motors Financial Co. Inc., senior note, 144A, 3.25%, 5/15/18	United States	400,000	402,000
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	200,000	239,000
International Lease Finance Corp.,
senior note, 8.25%, 12/15/20	United States	300,000	357,000
[c] senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,342,500
[f]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	870,750
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	721,000
[c]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	900,000	888,750
[c]Provident Fund Associates LP/Finance Corp., senior note, 144A, 6.75%, 6/15/21	United States	600,000	612,000
SLM Corp., senior note,
8.45%, 6/15/18	United States	900,000	1,051,875
5.50%, 1/15/19	United States	800,000	830,611
			8,827,631
Energy 23.5%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	400,000	431,000
BreitBurn Energy Partners LP/Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000	719,250

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)

senior note, 8.625%, 10/15/20	United States	600,000	645,000
Calumet Specialty Products Partners LP/Finance Corp., senior note,
9.375%, 5/01/19	United States	900,000	1,001,250
9.625%, 8/01/20	United States	100,000	111,750
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	800,000	873,000
7.50%, 9/15/20	United States	300,000	330,000
CGG, senior note,
7.75%, 5/15/17	France	600,000	620,250
6.50%, 6/01/21	France	600,000	619,500
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	800,000	916,000
8.25%, 9/01/21	United States	200,000	220,500
7.625%, 11/15/22	United States	300,000	326,250
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,500,000	1,619,063
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	United States	1,700,000	1,912,500
Clayton Williams Energy Inc., senior note,
7.75%, 4/01/19	United States	1,000,000	1,035,000
[c] 144A, 7.75%, 4/01/19	United States	100,000	103,500
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	500,000	530,625
8.25%, 4/01/20	United States	300,000	327,750
6.375%, 3/01/21	United States	300,000	312,750
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,000,000	1,087,500
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	1,100,000	1,138,500
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,200,000	1,301,435
Energy Transfer Equity LP,
[g] senior bond, 5.875%, 1/15/24	United States	200,000	199,750
senior note, 7.50%, 10/15/20	United States	1,500,000	1,717,500
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000	1,456,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000	863,000
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,307,000	1,373,984
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	1,000,000	1,055,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	1,000,000	1,065,000
8.875%, 5/15/21	United States	400,000	408,000
[c] 144A, 9.25%, 2/15/22	United States	200,000	206,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,200,000	1,325,162
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	700,000	778,750
[c] 144A, 5.50%, 1/15/21	United States	200,000	201,000
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,000,000	1,075,000
7.75%, 2/01/21	United States	700,000	729,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
8.875%, 4/01/18	United States	350,000	372,750
7.25%, 2/15/21	United States	600,000	613,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	500,000	524,375
[c]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	700,000	728,000
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	200,000	216,500
6.50%, 11/01/21	United States	400,000	434,000
6.875%, 1/15/23	United States	200,000	216,000
[c] 144A, 6.875%, 3/15/22	United States	400,000	432,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	724,500
senior secured note, first lien, 7.50%, 11/01/19	United States	700,000	761,250
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000	1,266,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000	756,875
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	600,000	666,000
[c] 144A, 6.50%, 5/15/21	United States	400,000	416,000
Plains Exploration & Production Co., senior note, 6.875%, 2/15/23	United States	1,000,000	1,112,500
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	700,000	679,000

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
5.25%, 5/01/23	United States	400,000	378,000
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	900,000	938,250
[c,h]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,200,000	1,194,000
[c]Sabine Pass Liquefaction LLC,
first lien, 144A, 6.25%, 3/15/22	United States	200,000	199,750
secured note, 144A, 5.625%, 2/01/21	United States	1,000,000	992,500
senior secured note, 144A, 5.625%, 4/15/23	United States	500,000	476,250
[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	1,400,000	1,520,750
[c]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	900,000	924,750
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000	1,296,000
			46,475,769
Food & Staples Retailing 0.4%
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	700,000	787,500
Food, Beverage & Tobacco 2.5%
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	500,000	471,250
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,600,000	1,672,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	500,000	498,125
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	300,000	325,500
7.25%, 6/01/21	United States	700,000	729,750
[c]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	100,000	102,250
7.375%, 2/15/22	United States	800,000	852,000
[c]Sun Merger Sub Inc., senior note, 144A, 5.875%, 8/01/21	United States	300,000	311,250
			4,962,125
Health Care Equipment & Services 4.9%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	900,000	990,000
senior sub. note, 6.50%, 6/15/20	United States	100,000	103,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	1,000,000	1,080,000
[c] 144A, 6.00%, 10/15/21	United States	100,000	103,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	983,250
senior note, 7.125%, 7/15/20	United States	400,000	414,500
senior secured note, 5.125%, 8/15/18	United States	600,000	625,500
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	500,000	512,500
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	800,000	876,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	1,400,000	1,534,750
senior note, 5.875%, 5/01/23	United States	800,000	796,000
senior secured note, 5.875%, 3/15/22	United States	600,000	624,000
Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	1,000,000	1,087,500
			9,730,000
Materials 11.0%
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	800,000	842,632
[c]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	542,500
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
secured note, 144A, 4.875%, 11/15/22	Luxembourg	200,000	195,125
senior note, 144A, 7.00%, 11/15/20	Luxembourg	500,000	500,000
Ashland Inc., senior note, 4.75%, 8/15/22	United States	300,000	287,250
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	700,000	656,743
[c]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,463,000
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,500,000	1,653,750
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	985,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	200,000	199,000
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	800,000	868,000
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	400,000	414,566
6.875%, 2/01/18	Australia	1,000,000	1,060,000
8.25%, 11/01/19	Australia	300,000	336,750
[c]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	800,000	879,500
[c]Ineos Group Holdings SA, senior note, 144A, 6.125%, 8/15/18	Switzerland	300,000	303,375

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
[c]Inmet Mining Corp., senior note, 144A,
8.75%, 6/01/20	Canada	1,000,000	1,092,500
7.50%, 6/01/21	Canada	100,000	104,750
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	787,500
Olin Corp., senior bond, 5.50%, 8/15/22	United States	1,600,000	1,604,000
[c]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A,
9.625%, 6/15/18	Germany	700,000	773,938
[c,d]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	200,000	210,000
[c]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	1,000,000	1,071,698
[c]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	515,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	515,000
senior note, 8.50%, 5/15/18	United States	1,000,000	1,062,500
senior note, 9.00%, 4/15/19	United States	200,000	215,000
senior note, 9.875%, 8/15/19	United States	100,000	111,500
senior note, 8.25%, 2/15/21	United States	700,000	740,250
[c]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	400,000	453,000
6.50%, 12/01/20	United States	400,000	436,000
8.375%, 9/15/21	United States	300,000	345,000
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	500,000	532,500
			21,757,327
Media 7.5%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	812,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	200,000	189,500
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,928,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	520,000
senior sub. note, 7.625%, 3/15/20	United States	700,000	742,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	700,000	757,750
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	1,500,000	1,661,250
6.75%, 6/01/21	United States	700,000	757,750
[c]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	900,000	940,500
senior note, 144A, 5.125%, 7/15/20	United States	600,000	615,000
[d]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	1,317,676	1,334,147
[c]The Nielsen Co. (Luxembourg) Sarl, senior note, 144A, 5.50%, 10/01/21	United States	400,000	410,000
[c]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	400,000	442,000
senior secured note, 144A, 6.875%, 5/15/19	United States	1,000,000	1,082,500
senior secured note, 144A, 7.875%, 11/01/20	United States	200,000	223,500
[c]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,100,000	1,177,000
[c]WMG Acquisition Corp., secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,246,525
			14,839,922
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	400,000	422,000
[c,d]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	600,000	636,750
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	400,000	451,000
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,600,000	1,688,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	300,000	331,500
[g] 5.625%, 12/01/21	United States	200,000	201,500
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,164,625
			4,895,375
Retailing 1.2%
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	800,000	888,000
[c]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	913,500
[c]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	600,000	623,625
			2,425,125
Semiconductors & Semiconductor Equipment 0.9%
Freescale Semiconductor Inc.,
senior note, 8.05%, 2/01/20	United States	800,000	866,000

Franklin Universal Trust

Statement of Investments, November 30, 2013 (unaudited) (continued)
senior note, 10.75%, 8/01/20	United States	504,000	574,560
[c] senior secured note, 144A, 9.25%, 4/15/18	United States	212,000	229,755
[c] senior secured note, 144A, 6.00%, 1/15/22	United States	200,000	202,500
			1,872,815
Software & Services 3.2%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	600,000	639,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	1,300,000	1,283,750
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	900,000	1,059,750
[c] senior note, 144A, 11.25%, 1/15/21	United States	200,000	221,000
[c] senior secured bond, 144A, 8.25%, 1/15/21	United States	900,000	959,625
[c]Sitel LLC/Finance Corp., senior secured note, 144A, 11.00%, 8/01/17	United States	100,000	108,250
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	400,000	418,000
West Corp., senior note, 7.875%, 1/15/19	United States	1,600,000	1,738,000
			6,427,375
Technology Hardware & Equipment 1.2%
[c,g]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	1,200,000	1,215,000
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	300,000	298,500
[c,d]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	416,000
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	364,000	402,220
			2,331,720
Telecommunication Services 8.2%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	300,000	307,313
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	1,500,000	1,725,000
Crown Castle International Corp., senior bond,
7.125%, 11/01/19	United States	100,000	108,790
5.25%, 1/15/23	United States	200,000	198,500
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	942,750
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	484,905
[c]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	700,000	773,500
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	800,000	920,000
9.25%, 7/01/21	United States	200,000	236,000
8.75%, 4/15/22	United States	700,000	801,500
Intelsat Jackson Holdings SA, senior note,
7.25%, 10/15/20	Luxembourg	200,000	219,500
7.50%, 4/01/21	Luxembourg	1,500,000	1,655,625
6.625%,12/15/22	Luxembourg	500,000	511,250
[c]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	311,250
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	700,000	718,812
[c]Sprint Corp., senior note, 144A, 7.875%, 9/15/23	United States	500,000	548,750
[c]Sprint Nextel Corp., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,425,000
7.00%, 3/01/20	United States	500,000	558,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	203,000
senior note, 6.542%, 4/28/20	United States	800,000	851,000
senior note, 6.125%, 1/15/22	United States	100,000	102,125
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	1,500,000	1,595,625
			16,198,945
Transportation 1.1%
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	600,000	501,000
Hertz Corp., senior note,
7.50%, 10/15/18	United States	600,000	651,000
6.75%, 4/15/19	United States	1,000,000	1,082,500
			2,234,500
Utilities 1.9%
[c]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	434,000	477,400
7.50%, 2/15/21	United States	902,000	987,690
7.875%, 1/15/23	United States	452,000	497,200
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	800,000	830,000

Franklin Universal Trust
Statement of Investments, November 30, 2013 (unaudited) (continued)
[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	1,200,000	885,000
			3,677,290
Total Corporate Bonds (Cost $164,319,251)			173,454,410
[h]Senior Floating Rate Interests 1.0%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	345,513	352,099
Household & Personal Products 0.5%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	995,000	936,544
Utilities 0.3%
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.668% - 4.739%,
10/10/17	United States	954,192	662,448
Total Senior Floating Rate Interests (Cost $2,161,608)			1,951,091
Total Investments before Short Term Investments (Cost $217,343,098)			253,495,968
		Shares
Short Term Investments (Cost $3,256,063) 1.7%
Money Market Funds 1.7%
[a,i] Institutional Fiduciary Trust Money Market Portfolio	United States	3,256,063	3,256,063
Total Investments (Cost $220,599,161) 129.9%			256,752,031
Notes Payable (30.4)%			(60,000,000)
Other Assets, less Liabilities 0.5%			951,189
Net Assets 100.0%			$197,703,220

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2013, the value of this security was $0.
[c]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2013, the aggregate value of these securities was $72,300,958, representing 36.57% of net assets.
[d]	Income may be received in additional securities and/or cash.
[e]	Defaulted security or security for which income has been deemed uncollectible.
[f]	Perpetual security with no stated maturity date.
[g]	A portion or all of the security purchased on a when-issued or delayed delivery basis.
[h]	The coupon rate shown represents the rate at period end.
[i]	The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Senior Fixed Rate Notes are carried at cost. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$220,655,297

Unrealized appreciation	$39,590,030
Unrealized depreciation	(3,493,296)
Net unrealized appreciation (depreciation)	$36,096,734

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$4,316,608	$434,400	$	- b	$4,751,008
Transportation	-	549,634		-	549,634
Other Equity Investments[c]	72,789,825	-		-	72,789,825
Corporate Bonds	-	173,454,410		-	173,454,410
Senior Floating Rate Interests	-	1,951,091		-	1,951,091
Short Term Investments	3,256,063	-		-	3,256,063
Total Investments in Securities	$80,362,496	$176,389,535		$-	$256,752,031

aIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
bIncludes security determined to have no value at November 30, 2013.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level
3 investments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

 Date January 27, 2014

By /s/GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

   Chief Accounting Officer

 Date January 27, 2014